Income Taxes - Schedule of Provision for Income Taxes (Details) - Free Share X-Change Limited (Anguilla) [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Current: Local
Current: Foreign
Deferred: Local
Deferred: Foreign
Income tax expense